Consolidated Statements of Profit or Loss (Parentheticals) - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Loss Per Share [Abstract]
Diluted net loss per share	[1]	$ (0.96)	$ (0.12)	$ (0.04)

[1]	Restated due to accounting for reverse split.